Debt - Interest Expense (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Total interest cost	$ 589	$ 593	$ 790	$ 791	$ 779
Capitalized interest	(66)	(69)	(85)	(202)	(285)
Total interest expense, net	$ 523	$ 524	$ 705	$ 589	$ 494